SHARE-BASED COMPENSATION (Details) - Stock Options [Member]		12 Months Ended
		Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ¥ / shares shares
Number of options outstanding		150	150	162,830	162,830
Weighted average exercise price, beginning | (per share)	[1]	$ 0.54	¥ 84.67	$ 1.50	¥ 234.55
Weighted average remaining contractual term		2 years 10 months 20 days	2 years 10 months 20 days	3 years 10 months 20 days	3 years 10 months 20 days	7 years 18 days	7 years 18 days
Granted
Weighted average exercise price, Granted | (per share)	[1]
Exercised
Weighted average exercise price, Exercised | (per share)	[1]
Forfeited / cancelled**	[2]			(162,680)	(162,680)
Weighted average exercise price, Forfeited / cancelled | (per share)	[1],[2]			$ 1.50	¥ 234.68
Number of options outstanding		150	150	150	150	162,830	162,830
Weighted average exercise price, ending | (per share)	[1]	$ 0.54	¥ 84.67	$ 0.54	¥ 84.67	$ 1.50	¥ 234.55
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		150	150

[1]	Retrospectively restated for a 1-to-20 share split which became effective on November 1, 2024.
[2]	In May 2024, 270 units of the first series of stock options and 150 units of the second series of stock options were forfeited. In June 2024, 150,000 units of the third series of stock options were forfeited. In July 2024, 9,840 units of the first series of stock options and 2,420 units of the second series of stock options were forfeited.